Stockholders’ Equity (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
		Apr. 06, 2022	Dec. 28, 2021	Aug. 16, 2019	Jun. 04, 2018	Sep. 30, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common Stock, shares authorized						100,000,000	100,000,000						100,000,000		100,000,000	100,000,000
Common stock, par value (in dollars per share)						$ 0.00001	$ 0.00001						$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized						20,000,000	20,000,000						20,000,000		20,000,000
Preferred stock par value						$ 0.00001	$ 0.00001						$ 0.00001		$ 0.00001
Conversion price						3.60	3.60						3.60
Exercisable						$ 4.00	$ 4.00						$ 4.00
Remaining contractual term													3 years
Stock issued during period, shares															210,000
Common Stock, shares issued						13,586,393	13,586,393						13,586,393		9,312,152	9,291,526
Common Stock, shares outstanding						13,586,393	13,586,393						13,586,393		9,312,152	9,291,526
Convertible notes					$ 120,250
Stock issued during period, Value							$ 10,031,415
Share price						$ 13.88	$ 13.88						$ 13.88		$ 13.88
Warrant exercise low price													13.88		13.88
Warrant exercise price increase													20.82		20.82
Common stock, Conversion price													12.49		12.49
Increase in common stock conversion price													$ 13.88		$ 13.88
Derivative warrant liabilities															$ 94,025	$ 673,171
Fair value of warrants liability			$ 16,667			30,000	(112,797)			$ 26,685			(94,025)	$ (30,971)	(579,146)	256,580
Restricted stock value							23,667	$ 166,533	$ 166,533	$ 122,517	$ 122,517	$ 122,517			490,067	459,589
Share based compensation													356,733	367,551	910,067	459,589
Preferred stock value
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Exercisable						$ 23.74	$ 23.74						$ 23.74		$ 23.93
Remaining contractual term													2 years 6 months 29 days		3 years 3 months 29 days	3 years 3 months 29 days	4 years 3 months 29 days
Share granted under equity incentive plan				75,000
Share based compensation													$ 356,733	367,551
Unrecognized compensation cost						$ 8,334	$ 8,334						$ 8,334		$ 390,067
2018 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance																		3,000,000
Share granted under equity incentive plan															384,167			384,167
IPO [Member]
Class of Stock [Line Items]
Stock issued during period, shares	[1]												1,409,771
Stock issued during period, Value	[1]												$ 10,031,415
Share price						$ 13.88	$ 13.88						$ 13.88		$ 13.88
Increase in common stock conversion price													$ 13.88		$ 13.88
Percentage of variable exercise price															150.00%
Membership Interest Holders [Member]
Class of Stock [Line Items]
Stock issued during period, shares													839
Stock issued during period, Value													$ 16,340
Director [Member]
Class of Stock [Line Items]
Restricted stock value				$ 25,000
Directors And Officer [Member]
Class of Stock [Line Items]
Share based compensation															$ 20,626	$ 21,530
Directors And Officer [Member] | Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Share based compensation															$ 490,067	$ 459,589
Common Stock [Member]
Class of Stock [Line Items]
Debt converted into common stock													336,810
Stock issued during period, shares							1,409,771
Common stock issued for restricted stock units, shares							1,045	5,104	5,104	9,382	7,738				20,626	21,530
Sale of stock number of shares issued in transaction													839
Stock issued during period, Value							$ 14
Proceeds from initial public offerings													$ 15,000,000		$ 15,000,000
Warrant exercise price increase													$ 20.82		$ 20.82
Restricted stock value
Warrant [Member]
Class of Stock [Line Items]
Purchase up warrants shares						336,810	336,810						336,810
Conversion price percentage						90.00%	90.00%						90.00%
Conversion price						$ 4.00	$ 4.00						$ 4.00
Common Stock To Be Issued [Member]
Class of Stock [Line Items]
Debt converted into common stock					6,182
Conversion price					$ 19.44
Debt converted into common stock, value					$ 16,340
Stock issued during period, Value
Restricted stock value
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Debt converted into common stock													1,213
Dividends on preferred stock													$ 71,009		$ 103,062
Preferred stock dividend rate													8.50%		8.50%	8.50%
Dividends total													$ 402,068		$ 331,059
Commons stock dividend						$ 402,068
Stock issued during period, shares						100,517
Preferred Stock, shares outstanding						0	0						0		1,213	1,213
Proceeds from initial public offerings		$ 10,000,000
Common stock, Conversion price		$ 5.00
Derivative warrant liabilities															$ 94,025	$ 673,171
Fair value of warrants liability													$ 94,025	$ 30,971	$ 579,146	$ 256,580
Preferred Stock, shares issued															1,213	1,213
Preferred stock value															$ 331,059	$ 227,997

[1]	Value is net of $1,407,262 of fees associated with the issuances.